INVESTMENTS - Valued using Equity method and provision for losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments
Percentage of shares in jointly controlled entities	50.38%
Provision for losses on investments	R$ 337,152	R$ 981,179
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
Investments
Percentage of shares in associates	35.74%	35.03%
Lajeado Energia S.A.
Investments
Percentage of shares in associates		40.07%
CEB Lajeado S.A.
Investments
Percentage of shares in associates		40.07%
Paulista Lajeado Energia S.A.
Investments
Percentage of shares in associates		40.07%
Others | Minimum
Investments
Percentage of shares in associates	33.41%	33.28%
Others | Maximum
Investments
Percentage of shares in associates	40.44%	39.02%
Norte Energia S.A. - NESA
Investments
Percentage of shares in jointly controlled entities	49.98%	49.98%
Provision for losses on investments	R$ 337,152
Energia Sustentavel do Brasil S.A. - ESBR
Investments
Percentage of shares in jointly controlled entities	40.00%	40.00%
Teles Pires Participaes S.A.
Investments
Percentage of shares in jointly controlled entities	100.00%	49.44%
Provision for losses on investments		R$ 468,478
Mata de Santa Genebra Transmissora S.A.
Investments
Percentage of shares in jointly controlled entities	49.90%	49.90%
Provision for losses on investments		R$ 141,393
Lago Azul Transmisso
Investments
Provision for losses on investments		R$ 16,652
Chapecoense Geracao S.A.
Investments
Percentage of shares in jointly controlled entities	40.00%	40.00%
Empresa de Energia Sao Manoel S.A.
Investments
Percentage of shares in jointly controlled entities	33.33%	33.33%
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
Investments
Percentage of shares in jointly controlled entities	49.00%	49.00%
Provision for losses on investments		R$ 92,192
Companhia Energetica Sinop S.A. - SINOP
Investments
Percentage of shares in jointly controlled entities	49.00%	49.00%
Provision for losses on investments		R$ 139,677
Sistema de Transmissao Nordeste S.A.- STN
Investments
Percentage of shares in jointly controlled entities	49.00%	49.00%
Paranaiba Transmissora de Energia S.A.
Investments
Percentage of shares in jointly controlled entities	24.50%	24.50%
Triangulo Mineiro Transmissora S.A.
Investments
Percentage of shares in jointly controlled entities	100.00%	49.00%
Goias Transmissao S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%	49.00%
Retiro Baixo Energtica S.A.
Investments
Percentage of shares in jointly controlled entities	100.00%	49.00%
MGE Transmissao S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%	49.00%
Transenergia Renovavle S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%	49.00%
Vale do Sao Bartolomeu Transmissora de Energia S.A.
Investments
Percentage of shares in jointly controlled entities	90.00%	39.00%
Others | Minimum
Investments
Percentage of shares in jointly controlled entities	30.61%	24.50%
Others | Maximum
Investments
Percentage of shares in jointly controlled entities	54.01%	54.10%
Interligao Eltrica do Madeira S.A. - IE Madeira
Investments
Percentage of shares in jointly controlled entities	49.00%	49.00%
Enerpeixe S.A.
Investments
Percentage of shares in jointly controlled entities	40.00%	40.00%